Reverse Stock Split, Name Change and Increase in Authorized Shares (Details Narrative) - shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 08, 2014
Temporary Equity [Line Items]
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000
Preferred stock, shares authorized				15,000,000
Number of outstanding shares	29,311,272	28,391,072	2,802,867
Pre Stock Split [Member]
Temporary Equity [Line Items]
Number of outstanding shares				13,932,937
Post Stock Split [Member]
Temporary Equity [Line Items]
Number of outstanding shares				1,741,617